Acquisitions (Pro Forma Information Of Aggregated Individually Material Acquirees Acquired in 2014) (Details) - Aggregated individually material acquirees acquired in 2014 [Member] - USD ($)
$ / shares in Units, $ in Thousands
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Pro forma revenue	$ 1,415,532	$ 841,573
Pro forma net income	$ 212,558	$ 106,846
Pro forma earnings per ordinary share-basic	$ 1.15	$ 0.59
Pro forma earnings per ordinary share-diluted	$ 1.08	$ 0.55